COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of future payments under non-cancelable material purchase obligations) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2024	$ 50,487
2025	54,681
2026	60,326
2027	48,750
Non-cancelable material purchase obligations	$ 214,244